Organization and Principal Activities (Details) - Schedule of financial statements is reconciled - Class A Ordinary Shares [Member] - shares	Dec. 31, 2021	Dec. 31, 2020
Organization and Principal Activities (Details) - Schedule of financial statements is reconciled [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	18,103,355	18,085,355
Class A Ordinary Shares committed to be issued to HF Capital	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	19,453,423	19,435,423